Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand - non restricted	$ 223,867	$ 335,114
Cash at bank and on hand - restricted	338,928	296,428
Cash and cash equivalents	562,795	631,542	$ 669,387	$ 594,811
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	313,678	328,716
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	181,961	228,036
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	9,301	11,602
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	47,679	55,257
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 10,176	$ 7,931